Deposits	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Deposits

Note 17 – Deposits

Total interest bearing deposits consisted of:

	December 31,
(In thousands)	2011	2010
Savings accounts	$6,473,215	$6,177,074
NOW, money market and other interest bearing demand deposits	5,103,398	4,756,615
Total savings, NOW, money market and other interest bearing demand deposits	11,576,613	10,933,689
Certificates of deposit:
Under $100,000	6,473,095	6,238,229
$100,000 and over	4,236,945	4,650,961
Total certificates of deposit	10,710,040	10,889,190
Total interest bearing deposits	$22,286,653	$21,822,879

A summary of certificates of deposit by maturity at December 31, 2011, follows:

(In thousands)
2012	$6,873,895
2013	1,598,877
2014	833,916
2015	764,247
2016	569,217
2017 and thereafter	69,888
Total certificates of deposit	$10,710,040

At December 31, 2011, the Corporation had brokered deposits amounting to $ 3.4 billion (2010 - $ 2.3 billion).

The aggregate amount of overdrafts in demand deposit accounts that were reclassified to loans was $13 million at December 31, 2011 (2010 - $52 million).